T. ROWE PRICE GROWTH STOCK ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 15.1%
Entertainment 2.0%
Netflix (1)	1,629	989
Spotify Technology (1)	1,991	526
		1,515
Interactive Media & Services 12.3%
Alphabet, Class A (1)	30,085	4,541
Alphabet, Class C (1)	4,771	726
Meta Platforms, Class A (1)	7,203	3,498
Pinterest, Class A (1)	10,971	380
		9,145
Media 0.1%
Trade Desk, Class A (1)	465	41
		41
Wireless Telecommunication Services 0.7%
T-Mobile US	3,084	503
		503
Total Communication Services		11,204
CONSUMER DISCRETIONARY 13.2%
Automobiles 1.6%
Ferrari NV	1,359	593
Rivian Automotive, Class A (1)(2)	30,242	331
Tesla (1)	1,742	306
		1,230
Broadline Retail 8.8%
Amazon.com (1)	33,365	6,019
Coupang, Class A (1)	27,675	492
		6,511
Hotels Restaurants & Leisure 1.7%
Booking Holdings (1)	74	268
Chipotle Mexican Grill (1)	204	593
Las Vegas Sands	7,683	397
		1,258
Specialty Retail 0.6%
Floor & Decor Holdings, Class A (1)	1,509	196
Ross Stores	1,726	253
		449

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	4,189	394
		394
Total Consumer Discretionary		9,842
CONSUMER STAPLES 1.0%
Consumer Staples Distribution & Retail 1.0%
Dollar General	4,475	699
Maplebear (1)	786	29
Total Consumer Staples		728
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger	10,921	599
Total Energy		599
FINANCIALS 7.8%
Capital Markets 0.7%
Charles Schwab	6,709	485
		485
Financial Services 6.5%
Fiserv (1)	5,458	872
Mastercard, Class A	3,695	1,780
Visa, Class A	7,865	2,195
		4,847
Insurance 0.6%
Chubb	1,707	442
		442
Total Financials		5,774
HEALTH CARE 12.5%
Biotechnology 1.3%
Argenx SE, ADR (1)	894	352
Legend Biotech, ADR (1)	2,929	164
Vertex Pharmaceuticals (1)	1,152	482
		998
Health Care Equipment & Supplies 2.0%
Intuitive Surgical (1)	2,820	1,125
Stryker	928	332
		1,457
Health Care Providers & Services 3.5%
Cigna	2,347	853
UnitedHealth Group	3,512	1,737
		2,590

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 1.9%
Avantor (1)	1,142	29
Danaher	3,424	855
Thermo Fisher Scientific	881	512
		1,396
Pharmaceuticals 3.8%
Eli Lilly	3,237	2,518
Zoetis	1,742	295
		2,813
Total Health Care		9,254
INDUSTRIALS & BUSINESS SERVICES 3.5%
Aerospace & Defense 0.4%
Boeing (1)	1,486	287
		287
Commercial Services & Supplies 0.3%
Cintas	339	233
		233
Ground Transportation 1.5%
Old Dominion Freight Line	1,986	436
Uber Technologies (1)	8,603	662
		1,098
Industrial Conglomerates 0.7%
Roper Technologies	893	501
		501
Professional Services 0.6%
Ceridian HCM Holding (1)	2,828	187
TransUnion	3,435	274
		461
Total Industrials & Business Services		2,580
INFORMATION TECHNOLOGY 44.8%
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A	48	6
Teledyne Technologies (1)	1,601	687
		693
IT Services 1.4%
Accenture, Class A	559	194
MongoDB (1)	345	124
Shopify, Class A (1)	7,370	569
Snowflake (1)	926	149
		1,036

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 13.1%
Advanced Micro Devices (1)	3,546	640
ASML Holding NV	1,073	1,041
Intel	7,363	325
Lam Research	545	530
NVIDIA	7,702	6,959
Taiwan Semiconductor Manufacturing, ADR	1,416	193
		9,688
Software 21.6%
Adobe (1)	1,568	791
Atlassian, Class A (1)	2,960	578
Aurora Innovation (1)(2)	20,946	59
Autodesk (1)	2,130	555
Dynatrace (1)	6,292	292
Fortinet (1)	8,000	546
Intuit	1,566	1,018
Microsoft	23,196	9,759
Monday.com (1)	265	60
Salesforce.com (1)	3,103	935
ServiceNow (1)	1,486	1,133
Synopsys (1)	590	337
		16,063
Technology Hardware, Storage & Peripherals 7.8%
Apple	33,605	5,762
		5,762
Total Information Technology		33,242
MATERIALS 0.5%
Chemicals 0.5%
Linde	836	388
Total Materials		388

Total Miscellaneous Common Stocks 0.3% (3)		268
Total Common Stocks (Cost $53,109)		73,879
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.26% (4)	383,111	383
Total Short-Term Investments (Cost $383)		383

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5)	341,413	341
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		341
Total Securities Lending Collateral (Cost $341)		341
Total Investments in Securities 100.5% of Net Assets (Cost $53,833)		$74,603
Other Assets Less Liabilities (0.5%)		(396)
Net Assets 100.0%		$74,207

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2024.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts

T. ROWE PRICE GROWTH STOCK ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$851	¤	¤	$341
	Total			$341^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $341.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH STOCK ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF788-054Q1
03/24